Note 9 - Goodwill and Other Intangible, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
2018	$49
2019	49
2020	49
2021	49
202 2	49
Thereafter	171
Total	$416